Income (Loss) Per Common Unit (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Unit [Abstract]
Schedule of weighted average number of units

The following table presents our calculation of basic and diluted weighted average common units outstanding for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
Weighted average common units outstanding during the period:
Common units - Basic	123,017,064	120,991,340	108,091,486
Effect of Dilutive Securities:
Performance awards	—	—	173,087
Warrants	—	—	3,586,048
Common units - Diluted	123,017,064	120,991,340	111,850,621

For the year ended March 31, 2019, the Service Awards (as defined herein), warrants and the Class A Preferred Units (as defined herein) were considered antidilutive. Due to the termination of the Performance Award plan (see Note 10), there were no outstanding Performance Awards (as defined herein) as of March 31, 2019. For the year ended March 31, 2018, the Service Awards, Performance Awards, warrants and Class A Preferred Units were considered antidilutive. For the year ended March 31, 2017, the Service Awards and Class A Preferred Units were considered antidilutive.

Schedule of income (loss) per common unit

Our income (loss) per common unit is as follows for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands, except unit and per unit amounts)
(Loss) income from continuing operations	$(129,450)	$(45,981)	$117,613
Less: Continuing operations loss (income) attributable to noncontrolling interests	20,206	(240)	(6,832)
Net (loss) income from continuing operations attributable to NGL Energy Partners LP	(109,244)	(46,221)	110,781
Less: Distributions to preferred unitholders (1)	(111,936)	(59,697)	(30,142)
Less: Continuing operations net loss (income) allocated to general partner (2)	82	(30)	(205)
Less: Repurchase of warrants (3)	—	(349)	—
Net (loss) income from continuing operations allocated to common unitholders	$(221,098)	$(106,297)	$80,434

Income (loss) from discontinued operations, net of tax	$468,845	$(23,624)	$26,261
Less: Discontinued operations loss (income) attributable to redeemable noncontrolling interests	446	(1,030)	—
Less: Discontinued operations (income) loss allocated to general partner (2)	(469)	25	(27)
Net income (loss) from discontinued operations allocated to common unitholders	$468,822	$(24,629)	$26,234

Net income (loss) allocated to common unitholders	$247,724	$(130,926)	$106,668

Basic income (loss) per common unit
(Loss) income from continuing operations	$(1.80)	$(0.88)	$0.75
Income (loss) from discontinued operations, net of tax	$3.81	$(0.20)	$0.24
Net income (loss)	$2.01	$(1.08)	$0.99
Diluted income (loss) per common unit
(Loss) income from continuing operations	$(1.80)	$(0.88)	$0.72
Income (loss) from discontinued operations, net of tax	$3.81	$(0.20)	$0.23
Net income (loss)	$2.01	$(1.08)	$0.95
Basic weighted average common units outstanding	123,017,064	120,991,340	108,091,486
Diluted weighted average common units outstanding	123,017,064	120,991,340	111,850,621

(1)	This amount includes the distribution to preferred unitholders as well as the accretion for the beneficial conversion, as discussed further in Note 10.

(2)	Net (income) loss allocated to the general partner includes distributions to which it is entitled as the holder of incentive distribution rights.
(3)
This amount represents the excess of the repurchase price over the fair value of the warrants, as discussed further in Note 10.